UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------
Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Iron Horse Capital Management, L.P.
Address:      535 Madison Avenue - 35th Floor
              New York, NY  10022

Form 13F File Number:  028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald J. Cavataio
Title:        Chief Financial Officer
Phone:        212-396-5930

Signature, Place, and Date of Signing:


/s/ Gerald J. Cavataio              New York, NY               August 12, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     35
                                                    ----------
Form 13F Information Table Value Total:             $  244,196
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                             Iron Horse Capital Management, L.P.
                                                         Form 13F
                                                Quarter Ended June 30, 2005


                      TITLE                    VALUE        SHARES/    SH/    PUT/   INVSTMT      OTHER         VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS    CUSIP       x($1000)      PRN AMT    PRN    CALL   DSCRETN     MANAGERS    SOLE    SHARED   NONE
 --------------       --------    -----       --------      -------    ---    ----   -------     --------    ----    ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC           COM         052800109   $    8,256     188,500   SH            SOLE                   188,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO             COM         109696104   $   15,552     432,000   SH            SOLE                   432,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL   COM         149123101   $    2,859      30,000   SH            SOLE                    30,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW     COM         156779100   $   17,922     920,000   SH            SOLE                   920,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
DRESS BARN INC        COM         261570105   $    5,114     226,000   SH            SOLE                   226,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDS INC        COM         267475101   $    9,172     463,000   SH            SOLE                   463,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT
STORES INC DE         COM         31410H101   $    3,298      45,000   SH            SOLE                    45,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD
ENTERPRISES INC       COM         339099103   $    2,578     254,000   SH            SOLE                   254,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC  COM         35063R100   $    5,172     600,000   SH            SOLE                   600,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RES INC      COM         354613101   $    4,041      52,500   SH            SOLE                    52,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE
SEMICONDUCTOR INC     CL B        35687M206   $    6,267     295,900   SH            SOLE                   295,900     0       0
-----------------------------------------------------------------------------------------------------------------------------------
G & K SVCS INC        CL A        361268105   $    5,905     156,500   SH            SOLE                   156,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL           COM         364760108   $    7,505     380,000   SH            SOLE                   380,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT PPTYS
TR INC                COM         38374W107   $    4,782     492,000   SH            SOLE                   492,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
HASBRO INC            COM         418056107   $    2,121     102,000   SH            SOLE                   102,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPL CO       COM         442120101   $    4,032      76,000   SH            SOLE                    76,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
HUGHES SUPPLY INC     COM         444482103   $    6,997     249,000   SH            SOLE                   249,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC        COM         449934108   $    3,790     153,000   SH            SOLE                   153,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
JACOBS ENGR GROUP
INC DEL               COM         469814107   $    8,495     151,000   SH            SOLE                   151,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVTS INC      CL A        67090F106   $   11,004     292,500   SH            SOLE                   292,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------
KNIGHT CAPITAL
GROUP INC             CL A        499005106   $    6,706     880,000   SH            SOLE                   880,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
LINCOLN NATL CORP IND COM         534187109   $    7,155     152,500   SH            SOLE                   152,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------
MASCO CORP            COM         574599106   $    6,288     198,000   SH            SOLE                   198,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP    COM         577914104   $    5,376     180,400   SH            SOLE                   180,400     0       0
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC    COM         580037109   $    1,407      67,000   SH            SOLE                    67,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
CO INC                COM         590188108   $    8,031     146,000   SH            SOLE                   146,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY        COM NEW     617446448   $   12,042     229,500   SH            SOLE                   229,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL           COM         62940M104   $   12,521     183,000   SH            SOLE                   183,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS
INC                   COM         684010101   $    3,621     238,200   SH            SOLE                   238,200     0       0
-----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC         COM         779382100   $    2,733      92,000   SH            SOLE                    92,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
SAGA COMMUNICATIONS   CL A        786598102   $    3,360     240,000   SH            SOLE                   240,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------

                                             Iron Horse Capital Management, L.P.
                                                         Form 13F
                                                Quarter Ended June 30, 2005

                      TITLE                    VALUE        SHARES/    SH/    PUT/   INVSTMT      OTHER         VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS    CUSIP       x($1000)      PRN AMT    PRN    CALL   DSCRETN     MANAGERS    SOLE    SHARED   NONE
 --------------       --------    -----       --------      -------    ---    ----   -------     --------    ----    ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP           COM FON     852061100   $   12,545     500,000   SH            SOLE                   500,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC         CL A        858155203   $    8,144     588,000   SH            SOLE                   588,000     0       0
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC   COM         87956T107   $    7,285     319,800   SH            SOLE                   319,800     0       0
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC            CL B        925524308   $   12,120     378,500   SH            SOLE                   378,500     0       0
-----------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY:       35  DATA RECORDS        $  244,196  FMV (in thousands)

                      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED